Related Party Promissory Note (Narrative) (Details) $ / shares in Units, $ in Thousands		3 Months Ended
	Sep. 15, 2025 USD ($) shares	Mar. 31, 2026 USD ($) $ / shares
Debt Instrument [Line Items]
Minimum conversion amount		$ 100
Net proceeds from IPO		3,433
Short-Term Debt, Average Outstanding Amount		$ 1,633
Common Stock, Convertible, Conversion Price, Decrease | $ / shares		$ 10
Number of consecutive trading days prior to conversion date		20
Convertible note interest rate		0.30
Related Party Promissory Note [Member] | Moringa Sponsor, Lp [Member]
Debt Instrument [Line Items]
Debt conversion amount	$ 1,800
Fair value of convertible debt instrument	$ 1,624
Debt conversion number of shares issued | shares	45,000
Debt instrument conversion terms	The converted amount represented 30% of the funds raised by the Company in its September 2025 public offering, in accordance with the Company’s conversion right under the Related Party Promissory Note.